Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted)(a) (b) – 5.7% of Net Assets	VALUE
	Biotechnology – 3.6%
326,667	Amphivena Therapeutics, Inc. Series B, 6.00% (c)	$33
525,972	Amphivena Therapeutics, Inc. Series C, 6.00% (c)	53
82,076	Arbor Biotechnologies, Series B, 8.00%	1,359,999
2,353,932	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	2,800,002
602,572	Dynacure Series C (d)	5,692,523
2,875,000	Hotspot Therapeutics, Inc. Series B, 6.00%	9,317,587
632,394	HotSpot Therapeutics, Inc. Series C, 6.00%	2,049,526
1,020,000	ImmuneID, Inc. Series A, 8.00%	2,040,000
7,187,500	Invetx, Inc. Series A (c)	3,450,000
277,444	Oculis SA, Series B2, 6.00% (d)	2,952,004
75,367	Oculis SA, Series C, 6.00% (d)	801,905
528,339	Parthenon Therapeutics, Inc. Series A	2,092,307
346,666	Priothera Ltd. Series A, 6.00% (c)	3,946,791
981,241	Quell Therapeutics, Series B (d)	1,854,545
147,295	ReCode Therapeutics, Series B, 5.00%	1,360,004
		39,717,279
	Health Care Equipment & Supplies – 0.1%
421,634	IO Light Holdings, Inc. Series A2	1,423,015

	Pharmaceuticals – 2.0%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,996
1,295,238	Biotheryx, Inc. Series E, 8.00%	6,800,000
17,547,740	Curasen Therapeutics, Inc. Series A (c)	8,414,141
2,773,472	HiberCell, Inc. Series B	3,399,999
		22,014,136
	TOTAL CONVERTIBLE PREFERRED (Cost $73,834,872)	63,154,430

PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted)(a)(b)(c) – 0.0%
	Biotechnology – 0.0%
$303,323	Amphivena Therapeutics, Inc., 8.00%	0
	TOTAL CONVERTIBLE NOTES (Cost $303,323)	0

SHARES	COMMON STOCKS AND WARRANTS - 91.4% of Net Assets
	Biotechnology – 52.8%
66,802	AbbVie, Inc.	9,044,991
367,414	Affimed N.V. (a)(d)	2,028,125
90,398	Alkermes plc (a)	2,102,657
123,013	Alnylam Pharmaceuticals, Inc. (a)	20,860,545
323,595	Amgen, Inc.	72,799,167
129,695	Apellis Pharmaceuticals, Inc. (a)	6,131,980
86,869	Arcutis Biotherapeutics, Inc. (a)	1,801,663
106,915	Arena Pharmaceuticals, Inc. (a)	9,936,680
21,958	Argenx SE ADR (a)	7,689,472

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
87,937	Arrowhead Pharmaceuticals, Inc. (a)	$5,830,223
43,409	Ascendis Pharma A/S ADR (a)	5,839,813
37,582	BeiGene Ltd. ADR (a)	10,182,091
66,310	Biogen, Inc. (a)	15,909,095
28,433	Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,918,352
71,154	BioMarin Pharmaceutical, Inc. (a)	6,286,456
57,580	BioNTech SE ADR (a)	14,844,124
90,404	Black Diamond Therapeutics, Inc. (a)(e)	481,853
305,576	Caribou Biosciences, Inc. (Restricted) (a)(b)	4,150,028
170,000	Caribou Biosciences, Inc. (a)	2,565,300
51,708	ChemoCentryx, Inc. (a)	1,882,688
143,592	Denali Therapeutics, Inc. (a)	6,404,203
43,739	Fate Therapeutics, Inc. (a)	2,559,169
15,186	Fusion Pharmaceuticals, Inc. (a)(d)	63,326
200,492	G1 Therapeutics, Inc. (a)(e)	2,047,023
296,462	Galera Therapeutics, Inc. (a)(e)	1,360,761
854,746	Gilead Sciences, Inc.	62,063,107
53,885	I-Mab ADR (a)	2,553,610
36,800	Intellia Therapeutics, Inc. (a)	4,351,232
33,437	Intercept Pharmaceuticals, Inc. (a)(e)	544,689
112,999	Ionis Pharmaceuticals, Inc. (a)	3,438,560
67,254	Karuna Therapeutics, Inc. (a)	8,810,274
1,063,799	Mereo Biopharma Group plc ADR (a)	1,702,078
300,836	Moderna, Inc. (a)(f)	76,406,327
81,617	Neurocrine Biosciences, Inc. (a)	6,951,320
2,970	NexGel, Inc. (a)	7,752
37,188	Novavax, Inc. (a)(e)	5,320,487
51,406	Praxis Precision Medicines, Inc. (a)	1,012,698
154,807	Precision BioSciences, Inc. (a)	1,145,572
389,846	Pyxis Oncology, Inc. (Restricted) (a) (b)	3,848,950
91,800	Pyxis Oncology, Inc. (a)	1,007,046
282,694	Rallybio Corp. (a)(e)	2,696,901
779,418	Rallybio Corp. (Restricted) (a)(b)	6,692,083
78,356	Regeneron Pharmaceuticals, Inc. (a)	49,483,381
146,483	Sarepta Therapeutics, Inc. (a)	13,190,794
68,117	Scholar Rock Holding Corp. (a)	1,692,026
237,823	Seagen, Inc. (a)	36,767,436
231,299	Sutro Biopharma, Inc. (a)	3,441,729
142,714	Travere Therapeutics, Inc. (a)	4,429,843
138,057	TScan Therapeutics, Inc. (a)	621,257
80,403	Ultragenyx Pharmaceutical, Inc. (a)	6,761,088
357,080	uniQure N.V. (a)(d)	7,405,839
65,800	United Therapeutics Corp. (a)	14,218,064
567,550	Vectivbio Holding AG (a)	2,786,670
177,475	Vertex Pharmaceuticals, Inc. (a)	38,973,510
27,684	Zai Lab Ltd. ADR (a)	1,739,939
		586,784,047
	Health Care Equipment & Supplies – 7.2%
106,073	Abbott Laboratories	14,928,714

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Health Care Equipment & Supplies – continued	VALUE
160,000	Cercacor Laboratories, Inc. (Restricted) (a)(b)	$1,550,985
3,880	DexCom, Inc. (a)	2,083,366
43,827	Edwards Lifesciences Corp. (a)	5,677,788
173,673	Guardant Health, Inc. (a)	17,370,773
10,945	Hologic, Inc. (a)	837,949
21,513	IDEXX Laboratories, Inc. (a)	14,165,450
36,792	Medtronic plc	3,806,132
55,019	Stryker Corp.	14,713,181
39,439	Zimmer Biomet Holdings, Inc.	5,010,331
		80,144,669
	Health Care Providers & Services – 6.0%
17,832	Addus HomeCare Corp. (a)	1,667,470
29,482	AMN Healthcare Services, Inc. (a)	3,606,533
2,644	Anthem, Inc.	1,225,600
18,681	Charles River Laboratories International, Inc. (a)	7,038,627
41,860	Cigna Corp.	9,612,312
34,995	HCA Healthcare, Inc.	8,990,916
6,740	Humana, Inc.	3,126,416
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	139,711
13,049	Medpace Holdings, Inc. (a)	2,839,984
20,567	Molina Healthcare, Inc. (a)	6,541,951
107,595	Owens & Minor, Inc.	4,680,383
33,507	UnitedHealth Group, Inc.	16,825,205
		66,295,108
	Healthcare Services (a)– 2.1%
15,929	Laboratory Corporation of America Holdings	5,005,051
173,530	Syneos Health, Inc.	17,818,061
		22,823,112
	Life Sciences Tools & Services – 8.2%
216,209	Adaptive Biotechnologies Corp. (a)	6,066,824
35,350	ICON plc (a)(e)	10,947,895
126,722	Illumina, Inc. (a)	48,210,118
10,514	PerkinElmer, Inc.	2,113,945
31,571	Thermo Fisher Scientific, Inc.	21,065,434
8,360	Waters Corp. (a)	3,114,936
		91,519,152
	Medical Devices and Diagnostics – 1.3%
126,126	Boston Scientific Corp. (a)	5,357,832
24,181	Danaher Corp.	7,955,791
3,402	Intuitive Surgical, Inc. (a)	1,222,339
		14,535,962
	Pharmaceuticals – 13.6%
51,378	Arvinas, Inc. (a)	4,220,189
160,160	AstraZeneca plc ADR	9,329,320
104,219	Aurinia Pharmaceuticals, Inc. (a)(d)(e)	2,383,489
153,223	Bristol-Myers Squibb Co.	9,553,454

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
37,913	Eli Lilly & Co.	$10,472,329
465,507	Endo International plc (a)(d)	1,750,306
432,599	Horizon Therapeutics plc (a)	46,616,868
134,848	Intra-Cellular Therapies, Inc. (a)	7,057,944
22,510	IQVIA Holdings, Inc. (a)	6,350,971
42,253	Jazz Pharmaceuticals plc (a)(d)	5,383,032
36,231	Johnson & Johnson	6,198,037
48,115	McKesson Corp.	11,959,946
71,668	Merck & Co., Inc.	5,492,636
55,093	Mirati Therapeutics, Inc. (a)	8,081,592
7,050	Perrigo Co. plc	274,245
60,450	Pfizer, Inc.	3,569,572
79,790	Spectrum Pharmaceuticals, Inc. (a)	101,333
28,747	Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	1,725
291,666	Teva Pharmaceutical Industries Ltd. ADR (a)	2,336,245
452,402	Theravance Biopharma, Inc. (a)(d)	4,999,042
69,000	Theseus Pharmaceuticals, Inc. (a)(e)	874,920
94,775	VYNE Therapeutics, Inc. (a)(e)	96,671
12,377	Zoetis, Inc.	3,020,359
51,696	Zogenix, Inc. (a)	840,060
		150,964,285
	Special Purpose Acquisition Company (a)– 0.2%
171,597	Helix Acquisition Corp.	1,697,094
	TOTAL COMMON STOCKS AND WARRANTS (Cost $721,490,519)	1,014,763,429

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 1.4% of Net Assets
$3,670,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $3,670,000, 0.00%, dated 12/31/21, due 01/03/22 (collateralized by U.S. Treasury Note 1.38%, due 12/31/28, market value $3,743,432)	3,670,000

SHARES
11,734,255	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (g)	11,734,255
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,404,255)	15,404,255
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.5% (Cost $811,032,969)	1,093,322,114

INTERESTS	MILESTONE INTERESTS (Restricted)(a)(b) - 1.0% of Net Assets
	Biotechnology – 0.2%
1	Rainier Therapeutics Milestone Interest	426,856
1	Therachon Milestone Interest	1,355,671
		1,782,527

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

INTERESTS	Health Care Equipment & Supplies – 0.0%	VALUE
1	Therox Milestone Interest	$1,982

	Pharmaceuticals – 0.8%
1	Afferent Milestone Interest	738,018
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	2,370,355
1	Neurovance Milestone Interest	6,132,136
		9,240,509
	TOTAL MILESTONE INTERESTS (Cost $8,061,450)	11,025,018

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	PUT OPTION CONTRACTS PURCHASED - 1.7% of Net Assets
610/24,400,000	Moderna, Inc. Jan22 400 Put	9,009,700
736/27,968,000	Moderna, Inc. Jan22 380 Put	9,077,824
156/4,056,000	Moderna, Inc. Jan22 260 Put	305,292
	TOTAL PUT OPTION CONTRACTS PURCHASED (Premiums paid $8,511,879)	18,392,816

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT($)	CALL OPTION CONTRACTS WRITTEN - 0.0% of Net Assets
610/(29,280,000)	Moderna, Inc. Jan22 480 Call	(4,270)
736/(33,856,000)	Moderna, Inc. Jan22 460 Call	(5,888)
156/(4,992,000)	Moderna, Inc. Jan22 320 Call	(32,760)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $(7,619,045))	(42,918)
	TOTAL INVESTMENTS - 101.2% (Cost $819,987,253)	1,122,697,030
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.2)%	(12,769,008)
	NET ASSETS - 100%	$1,109,928,022

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,611,020).
(d)	Foreign security.
(e)	All or a portion of this security is on loan as of December 31, 2021.
(f)	A portion of security is pledged as collateral for call options written.
(g)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2021.
ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla hEALTHCARE Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2021, the cost of securities for Federal income tax purposes was $819,987,253. The net unrealized gain on securities held by the Fund was $302,709,777, including gross unrealized gain of $375,911,353 and gross unrealized loss of $73,201,576.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Tekla hEALTHCARE Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2021, the Fund loaned securities valued at $10,984,619 and received $11,734,255 of cash collateral.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2021 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2021
Amphivena Therapeutics, Inc.	$86		$-	$-	$-	$-	$86
Arkuda Therapeutics, Inc.	2,800,002		-	-	-	-	2,800,002
Curasen Therapeutics, Inc.	7,000,000		1,414,141	-	-	-	8,414,141
Invetx, Inc.	3,450,000		-	-	-	-	3,450,000
Priothera Ltd.	1,081,123	*	2,946,771	-	-	(81,103)	3,946,791
	$14,331,211		$4,360,912	$-	$-	$(81,103)	$18,611,020

Affiliated Companies	Shares as of December 31, 2021	Principal Amount as of December 31, 2021	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Amphivena Therapeutics, Inc.	852,639	$303,323	$-	$-
Arkuda Therapeutics, Inc.	2,353,932	-	-	-
Curasen Therapeutics, Inc.	17,547,740
Invetx, Inc.	7,187,500	-	-	-
Priothera Ltd.	346,666	-	-	-
	28,288,477	$303,323	$-	$-

* Not an affiliate as of September 30, 2021.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tekla hEALTHCARE Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

For the period ended December 31, 2021, the total amount of transfers between Level 3 and Level 1 was $322. The investment was transferred due to an initial public offering and the value is being supported by the market price and transfers between Level 3 and Level 2 was $4,079,999. The investment was transferred due to an initial public offering lockup period and the value is being supported by significant observable inputs. There were no other transfers between levels.

The following is a summary of the levels used as of December 31, 2021 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$-	$-	$39,717,279	$39,717,279
Health Care Equipment & Supplies	-	-	1,423,015	1,423,015
Pharmaceuticals	-	-	22,014,136	22,014,136
Convertible Notes
Biotechnology	-	-	0	0
Common Stocks and Warrants
Biotechnology	572,092,986	14,691,061	-	586,784,047
Health Care Equipment & Supplies	78,593,684	-	1,550,985	80,144,669
Health Care Providers & Services	66,155,397	-	139,711	66,295,108
Healthcare Services	22,823,112	-	-	22,823,112
Life Sciences Tools & Services	91,519,152	-	-	91,519,152
Medical Devices And Diagnostics	14,535,962	-	-	14,535,962
Pharmaceuticals	150,962,560	1,725	-	150,964,285
Special Purpose Acquisition Company	1,697,094	-	-	1,697,094
Short-term Investments	11,734,255	3,670,000	-	15,404,255
Milestone Interests
Biotechnology	-	-	1,782,527	1,782,527
Health Care Equipment & Supplies	-	-	1,982	1,982
Pharmaceuticals	-	-	9,240,509	9,240,509
Other Assets	-	-	5,166	5,166
Total	$1,010,114,202	$18,362,786	$75,875,310	$1,104,352,298
Other Financial Instruments
Assets
Put Options Contracts Purchased	$18,392,816	$-	$-	$18,392,816
Liabilities
Call Options Contracts Written	(42,918)	-	-	(42,918)
Total	$18,349,898	$-	$-	$18,349,898

Tekla hEALTHCARE Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2021
Convertible Preferred
Biotechnology	$31,989,201	$2,209,146	$9,598,931	-	$(4,079,999)	$39,717,279
Health Care Equipment & Supplies	1,423,015	-	-	-	-	1,423,015
Pharmaceuticals	20,599,995	(133)	1,414,274	-	-	22,014,136
Convertible Notes
Biotechnology	0	-	-	-	-	0
Common Stock
Biotechnology	322	-	-	-	(322)	-
Health Care Equipment & Supplies	1,768,200	(217,215)	-	-	-	1,550,985
Health Care Providers & Services	139,911	(200)	-	-	-	139,711
Milestone Interests
Biotechnology	1,758,375	24,152	-	-	-	1,782,527
Health Care Equipment & Supplies	1,982	-	-	-	-	1,982
Pharmaceuticals	9,289,198	(48,689)	-	-	-	9,240,509
Other Assets	15,966	-	-	(10,800)	-	5,166
	$66,986,165	$1,967,061	$11,013,205	$(10,800)	$(4,080,321)	$75,875,310

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$1,967,061

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$1,550,985	Income approach	(a)	N/A
	139,711	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.25 - 2.25 (1.25) years
Convertible Preferred	40,847,580	Market approach	(a)	N/A
	22,306,850	Recent transactions	(b)	N/A
Milestones Interests	11,025,018	Probability adjusted value	Probability of events Timing of events	10.00%- 100.00% (73.33%) 0.50 - 15.25 (4.14) years
Other Assets	5,166	Probability adjusted value	Probability of events Timing of events	80.00%- 95.00% (80.79%) 0.25 - 6.00 (0.55) years
	$75,875,310

(a)	There is no quantitative information to provide as these methods of measure are investment specific.

(b)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Tekla hEALTHCARE Investors

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2021

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 8% of the Fund’s net assets at December 31, 2021.

At December 31, 2021, the Fund had a commitment of $6,873,813 relating to additional investments in five private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$377,701	$738,018.00		$738,018
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		4,902,917	0.00	††	33
Series C Cvt. Pfd	12/10/18		1,887,420	0.00	††	53
Cvt. Note	08/25/21		303,323	0.00		0
Arbor Biotechnologies, Series B Cvt. Pfd	10/29/21		1,359,999	16.57		1,359,999
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		3,399,996	5.51		3,399,996
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19,04/02/20,07/15/21		5,600,004	1.19		2,800,002
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		6,809,590	5.25		6,800,000
Caribou Biosciences, Inc. Common	03/01/21		2,906,735	13.58		4,150,028
Cercacor Laboratories, Inc. Common	03/31/98	†	0	9.69		1,550,985
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20 10/21/21		8,414,141	0.48		8,414,141
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		5,611,822	9.45		5,692,523
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		3,406,945	1.23		3,399,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		6,903,492	3.24		9,317,587
Series C Cvt. Pfd	11/15/21		2,050,294	3.24		2,049,526
ImmuneID, Inc. Series A, Cvt. Pfd	04/28/21		2,044,520	2.00		2,040,000
Impact Biomedicines Milestone Interest	07/20/10		0	2,370,355.00		2,370,355
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	96,109	0.63		139,711
Invetx, Inc. Series A Cvt. Pfd	08/06/20		3,450,000	0.48		3,450,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.38		1,423,015
Neurovance Milestone Interest	03/20/17		4,917,880	6,132,136.00		6,132,136
Oculis SA
Series B2 Cvt. Pfd	01/16/19		2,335,688	10.64		2,952,004
Series C Cvt. Pfd	04/07/21		801,905	10.64		801,905
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		2,092,307	3.96		2,092,307
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		4,044,974	11.39		3,946,791
Pyxis Oncology, Inc. Common	03/05/21		4,085,725	9.87		3,848,950
Quell Therapeutics, Series B Cvt. Pfd	11/29/21		1,871,828	1.89		1,854,545
Rainier Therapeutics Milestone Interest	09/28/21		395,493	426,856.00		426,856
Rallybio Corp. Common	03/27/20		6,913,546	8.59		6,692,083
ReCode Therapeutics, Series B Cvt. Pfd	10/12/21		1,366,546	9.23		1,360,004
Therachon Milestone Interest	07/01/19		2,362,765	1,355,671.00		1,355,671
Therox Milestone Interest	06/18/19		7,611	1,982.00		1,982
			$92,116,035			$90,561,205

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

†    Interest received as part of a corporate action for a previously owned security.

†† Carrying value per unit is greater than $0.00 but less than $0.01